Basis of presentation and liquidity (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 10, 2026	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Basis of presentation and liquidity
Accumulated deficit			$ 454,456		$ 454,456		$ 331,952	$ 298,566
Cash and cash equivalents			31,975		31,975		49,125	6,392
Working capital deficit			109,326		109,326		27,281	39,364
Net loss for the period			$ 83,692	$ 4,022	122,504	$ 9,710	31,370	57,770
Cash flows used in operating activities					$ 21,155	$ 6,544	$ (23,988)	$ (29,110)
Subsequent events
Basis of presentation and liquidity
Amount of cash transferred	$ 19,000
PIPE financing
Basis of presentation and liquidity
Total gross proceeds		$ 107,675
PIPE financing | Subsequent events
Basis of presentation and liquidity
Net proceeds	104,375
Gross proceeds	$ 107,675	$ 107,675